Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
As of December 31, 2023, and 2022, the detail of property, plant and equipment is as follows:
15.1    Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Property, plant and equipment, net
Land	23,481	23,482
Buildings	285,487	273,913
Other property, plant and equipment	62,739	34,960
Transport equipment	9,165	9,487
Supplies and accessories	4,139	4,798
Office equipment	1,158	1,355
Network and communication equipment	1,605	1,872
Mining assets	154,715	60,284
IT equipment	2,092	3,147
Energy generating assets	2,893	3,253
Constructions in progress	1,834,041	1,328,508
Machinery, plant and equipment	1,228,422	981,779
Total	3,609,937	2,726,838
Property, plant and equipment, gross
Land	23,481	23,482
Buildings	851,706	803,398
Other property, plant and equipment	291,053	250,058
Transport equipment	22,143	21,343
Supplies and accessories	31,132	29,426
Office equipment	13,346	13,141
Network and communication equipment	11,644	10,878
Mining assets	341,837	230,803
IT equipment	29,384	31,197
Energy generating assets	38,929	38,540
Constructions in progress	1,834,041	1,328,508
Machinery, plant and equipment	4,189,794	3,716,440
Total	7,678,490	6,497,214
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(566,219)	(529,485)
Accumulated depreciation and impairment of other property, plant and equipment	(228,314)	(215,098)
Accumulated depreciation and impairment of transport equipment	(12,978)	(11,856)
Accumulated depreciation and impairment of supplies and accessories	(26,993)	(24,628)
Accumulated depreciation and impairment of office equipment	(12,188)	(11,786)
Accumulated depreciation and impairment of network and communication equipment	(10,039)	(9,006)
Accumulated depreciation and impairment of mining assets	(187,122)	(170,519)
Accumulated depreciation and impairment of IT equipment	(27,292)	(28,050)
Accumulated depreciation and impairment of energy generating assets	(36,036)	(35,287)
Accumulated depreciation and impairment of machinery, plant and equipment	(2,961,372)	(2,734,661)
Total	(4,068,553)	(3,770,376)

Description of classes of property, plant and equipment	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	61,385	32,120
Conveyor Belt	16,589	17,135
Crystallizer	56,930	48,582
Plant Equipment	285,653	163,594
Tanks	39,422	25,923
Filter	69,246	47,976
Electrical equipment/facilities	110,255	110,275
Other Property, Plant & Equipment	68,967	112,628
Site Closure	40,696	36,673
Piping	142,013	107,481
Well	156,621	177,708
Pond	34,957	41,729
Spare Parts (1)	145,688	59,955
Total	1,228,422	981,779
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(1)The reconciliation of the spare parts provisions as of December 31, 2023 and 2022 is as follows:

Reconciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	52,072	48,262
Increase in provision	6,528	3,810
Closing balance	58,600	52,072
15.2    Reconciliation of changes in property, plant and equipment by type:
Reconciliation of changes in property, plant and equipment by class as of December 31, 2023 and 2022:

Reconciliation of changes in property, plant and equipment by class as of	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2023	23,482	273,913	34,960	9,487	4,798	1,355	1,872	60,284	3,147	3,253	1,328,508	981,779	2,726,838
Additions	—	—	545	—	52	8	208	—	207	—	1,091,840	2,347	1,095,207
Disposals	—	—	—	—	—	—	—	—	(1)	—	—	(17)	(18)
Depreciation for the year	—	(37,315)	(13,337)	(1,155)	(1,809)	(230)	(670)	(16,603)	(890)	(749)		(179,989)	(252,747)
Impairment (2)	—	—	—	—	—	—	—	—	—	—	—	(47,059)	(47,059)
Increase (decrease) in foreign currency translation difference	(6)	(7)	(35)	(1)	—	(7)	—	—	(3)	—	—	(39)	(98)
Reclassifications	—	48,677	40,657	801	1,099	31	195	111,059	(447)	389	(588,635)	386,174	—
Other increases (decreases) (1)	5	219	(51)	33	(1)	1	—	(25)	79	—	2,328	85,226	87,814
Decreases for classification as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	(1)	11,574	27,779	(322)	(659)	(197)	(267)	94,431	(1,055)	(360)	505,533	246,643	883,099
As of December 31, 2023	23,481	285,487	62,739	9,165	4,139	1,158	1,605	154,715	2,092	2,893	1,834,041	1,228,422	3,609,937
Historical cost	23,481	851,706	291,053	22,143	31,132	13,346	11,644	341,837	29,384	38,929	1,834,041	4,189,794	7,678,490
Accumulated depreciation	—	(566,219)	(228,314)	(12,978)	(26,993)	(12,188)	(10,039)	(187,122)	(27,292)	(36,036)	—	(2,961,372)	(4,068,553)
At January 1, 2022	23,507	270,563	32,846	2,463	5,556	1,386	1,359	38,241	3,570	3,970	731,787	896,977	2,012,225
Additions	—	495	425	146	4	7	152	—	270	—	922,690	7,194	931,383
Disposals	—	—	—	—	—	—	—	—	—	—	—	(19)	(19)
Depreciation for the year	—	(32,915)	(8,691)	(962)	(1,400)	(248)	(788)	(12,871)	(1,256)	(717)	—	(158,865)	(218,713)
Impairment (2)	—	(156)	—	—	—	—	—	—	—	—	—	(7,928)	(8,084)
Increase (decrease) in foreign currency translation difference	(5)	(7)	—	—	—	(1)	—	—	—	—	—	(20)	(33)
Reclassifications	121	37,147	10,449	7,840	726	213	1,149	34,914	582	—	(316,994)	223,853	—
Other increases (decreases) (1)	—	(1,127)	(69)	—	(88)	(2)	—	—	(19)	—	(8,975)	20,587	10,307
Decreases for classification as held for sale	(141)	(87)	—	—	—	—	—	—	—	—	—	—	(228)
Subtotal	(25)	3,350	2,114	7,024	(758)	(31)	513	22,043	(423)	(717)	596,721	84,802	714,613
As of December 31, 2022	23,482	273,913	34,960	9,487	4,798	1,355	1,872	60,284	3,147	3,253	1,328,508	981,779	2,726,838
Historical cost	23,482	803,398	250,058	21,343	29,426	13,141	10,878	230,803	31,197	38,540	1,328,508	3,716,440	6,497,214
Accumulated depreciation	—	(529,485)	(215,098)	(11,856)	(24,628)	(11,786)	(9,006)	(170,519)	(28,050)	(35,287)	—	(2,734,661)	(3,770,376)
(1)The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to the statement of income, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.
(2)See note 21.5. This impairment corresponds to identified assets identified that will not be used in the operation due to their specific characteristics relating to the iodine and nitrate segments.
15.3    Detail of property, plant and equipment pledged as guarantee
There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.
15.4    Cost of capitalized interest, property, plant and equipment
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Weighted average capitalization rate of capitalized interest costs	5%	4%
Amount of interest cost capitalized	43,331	24,708